Income Taxes - Summary of Differences that Give Rise to Net Deferred Tax (Assets) / Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net deferred tax (assets) / liabilities
Differences relating to land and housing inventory	$ 16,209	$ 22,123
Compensation deductible for tax purposes when paid	(6,133)	(1,868)
Differences related to derivative instruments	(3,373)	(4,780)
Operating loss carry-forwards	(120,175)	(79,714)
Other	307	(268)
Net deferred tax assets before valuation allowance	(113,165)	(64,507)
Cumulative valuation allowance	102,613	92,280
Net deferred tax (assets) / liabilities	$ (10,552)	$ 27,773